INCOME TAXES (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	0.00%	0.00%	0.00%
Non Operating Loss Carryforwards	$ 288,000	$ 223,000
Capital Loss Carryforward	5,928
Hongkong [Member]
Operating Loss Carryforwards	45,473	45,582
Nai Interactive Ltd [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	25.00%
Chineseworldnet.Com (Hong Kong) Ltd [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	16.50%
Chineseworldnet.Com (Shanghai) Ltd [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	25.00%
Chineseworldnet.Com Inc. Subsidiaries [Member]
Operating Loss Carryforwards	$ 1,109,400	$ 863,108